Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loss Contingency [Abstract]
CONTINGENCIES

15. CONTINGENCIES

China maintains a “closed” capital account, meaning companies, banks, and individuals cannot move money in or out of the country except in accordance with strict rules. The People’s Bank of China (PBOC) and State Administration of Foreign Exchange (SAFE) regulate the flow of foreign exchange in and out of the country. For inward or outward foreign currency transactions, the Company needs to make a timely declaration to the bank with sufficient supporting documents to declare the nature of the business transaction. The Company’s sales, purchases and expense transactions are denominated in RMB and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. Remittances in currencies other than RMB may require certain supporting documentation in order to make the remittance.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

17. CONTINGENCIES

China maintains a “closed” capital account, meaning companies, banks, and individuals cannot move money in or out of the country except in accordance with strict rules. The People’s Bank of China (PBOC) and State Administration of Foreign Exchange (SAFE) regulate the flow of foreign exchange in and out of the country. For inward or outward foreign currency transactions, the Company needs to make a timely declaration to the bank with sufficient supporting documents to declare the nature of the business transaction. The Company’s sales, purchases and expense transactions are denominated in RMB and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. Remittances in currencies other than RMB may require certain supporting documentation in order to make the remittance.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.